Other Receivables and Other Current Assets (Tables)	6 Months Ended
Apr. 30, 2025
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets comprised of the following:

	April 30,	October 31,
	2025	2024
Other receivables	$2,225	511,508
Prepaid expense	12,206,696	51,164,128
Allowance for credit losses	(3,662,009)	(42,421,843)
Total	$8,546,912	9,253,793